SCHEDULE OF WEIGHTED AVERAGE NET EFFECTIVE INTEREST RATE (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Weighted average interest rate	[1]	8.80%	9.30%
Loan amount outstanding		$ 271,344,270	$ 215,849,667
Mortgage loan [member]
IfrsStatementLineItems [Line Items]
Weighted average interest rate	[1]	8.50%	9.20%
Loan amount outstanding		$ 264,803,278	$ 200,849,667
Bridge Loans [Member]
IfrsStatementLineItems [Line Items]
Weighted average interest rate	[1]	20.20%	10.70%
Loan amount outstanding		$ 6,540,992	$ 15,000,000

[1]	The interest rate presented represent the effective interest rate (including debt issuance costs) at the end of the year for the debt outstanding.